Stockholders' Deficit (Details Textual) - USD ($)							1 Months Ended				9 Months Ended		12 Months Ended
	Feb. 13, 2017	Feb. 01, 2017	Aug. 17, 2016	Feb. 06, 2016	Feb. 05, 2016	Feb. 13, 2015	Jan. 30, 2017	Aug. 31, 2016	Jan. 29, 2016	Dec. 21, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 24, 2016	Dec. 09, 2015
Stockholders' Deficit (Textual)
Preferred stock, shares authorized											320,000,000		320,000,000
Common stock, shares authorized											300,000,000		300,000,000	300,000,000
Common stock, par value				$ 0.001							$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued											39,520,682		33,894,592	28,500,000
Common stock, shares outstanding											39,520,682		33,894,592	28,500,000
Number of shares sold				2,626,308
Aggregate intrinsic value of options outstanding													$ 47,500
Aggregate intrinsic value of options exercisable													$ 47,500
Proceeds from the issuance of stock				$ 2,626
Restricted stock issued during period													268,333
Loss on settlement of vendor liabilities											$ (110,674)
Director [Member]
Stockholders' Deficit (Textual)
Preferred stock, par value													$ 0.001
Preferred stock, shares issued													20,000,000
Promissory Notes [Member]
Stockholders' Deficit (Textual)
Warrants issued											5,811,360		80,000
Warrants grant date fair value											$ 1,104,731		$ 41,633
Fair value assumptions													Black-Scholes option-pricing model.
Promissory Notes [Member] | Placement Agent [Member]
Stockholders' Deficit (Textual)
Warrants to purchase shares of common stock											487,756
Convertible Notes Payable [Member]
Stockholders' Deficit (Textual)
Warrants issued											7,759,126		575,000
Warrants grant date fair value											$ 455,173		$ 255,203
Fair value assumptions													Black-Scholes option-pricing model.
Convertible Notes Payable [Member] | Placement Agent [Member]
Stockholders' Deficit (Textual)
Warrants to purchase shares of common stock											12,150
Notes Payable Related Party [Member]
Stockholders' Deficit (Textual)
Warrants issued											255,500		226,666
Warrants grant date fair value											$ 23,437		$ 255,203
Fair value assumptions													Black-Scholes option-pricing model.
Convertible notes payable related party [Member]
Stockholders' Deficit (Textual)
Warrants issued											4,589,466
Warrants grant date fair value											$ 283,352
Common Stock [Member]
Stockholders' Deficit (Textual)
Common stock, par value													$ 0.25
Number of shares sold					28,500,000								666,666
Compensation expense													$ 375,000
Restricted stock issued during period	133,333	800,000					2,946,740
Issuance of common stock for cashless exercise of warrants, shares													392,764
Common stock service rendered														1,500,000
Fair market value exercise price													100.00%
Settlement of vendor liabilities							$ 353,732
Loss on settlement of vendor liabilities							$ 110,674
Common Stock [Member] | Employees [Member]
Stockholders' Deficit (Textual)
Common stock service rendered														1,500,000
Common Stock [Member] | Consultants [Member]
Stockholders' Deficit (Textual)
Common stock service rendered														1,500,000
Common Stock [Member] | Adivisors [Member]
Stockholders' Deficit (Textual)
Common stock service rendered														1,500,000
Warrants [Member]
Stockholders' Deficit (Textual)
Sale of shares of common stock			666,666
Warrants to purchase shares of common stock			333,333
Warrants to purchase price of common stock			$ 250,000
Warrant exercisable term			P5Y
Warrant exercisable price per share			$ 0.40												$ 0.30
Stock Options [Member]
Stockholders' Deficit (Textual)
Aggregate intrinsic value of options outstanding											220
Aggregate intrinsic value of options exercisable											220
Compensation expense											$ 560,794	$ 0
Stock Incentive Plan [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued																18,000,000
Fair value assumptions													Option shall not be exercisable more than five (5) years after the date such Option is granted, and provided further that with respect to an Incentive Option, if the recipient owns more than ten percent (10%) of the total combined voting power of the Company, the Incentive Option shall not be exercisable more than five (5) years after the date such Incentive Option is granted.
Fair market value of common stock exercisable													$ 100,000
Fair market value exercise price													110.00%
Stock option granted term													4 years
Series A Preferred Stock [Member]
Stockholders' Deficit (Textual)
Series A Preferred stock issued with warrants, shares														24,400
Preferred stock, par value						$ 100.00					$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued											31,581		33,414	33,314
Preferred stock, shares outstanding											31,581		33,414	33,314
Common stock, shares issued								1,098,933
Convertible notes														$ 800,000
Convertion preferred stock, Shares						100,000					1,733			8,914
Interest payable														$ 91,400
Proceeds from the issuance of stock														$ 2,450,000
Accrued for liquidating damages											$ 0		$ 3,318,353
Warrants associated value											$ 0		$ 309,665
Conversion price											$ 0.25		$ 0.25
Dividend rate											6.00%		6.00%
Dividend, description											Upon the occurrence of an Event of Default (as defined below) and while such Event of Default is outstanding, such dividend rate shall be increased to 15% per annum on the Series A Stated Value. At the Company's option, such dividend payments may be made in (i) cash (ii) additional shares of Series A valued at the Series A Stated Value thereof, in an amount equal to 150% of the cash dividend otherwise payable or (iii) a combination of cash and additional shares of Series A, provided there is not an existing current Event of Default on the date on which a dividend payment is payable, in which event the Holder entitled to receive such dividend may elect to receive such dividends in cash or additional shares of Series A Preferred.		Upon the occurrence of an Event of Default (as defined below) and while such Event of Default is outstanding, such dividend rate shall be increased to 15% per annum on the Series A Stated Value. At the Company's option, such dividend payments may be made in (i) cash (ii) additional shares of Series A valued at the Series A Stated Value thereof, in an amount equal to 150% of the cash dividend otherwise payable or (iii) a combination of cash and additional shares of Series A, provided there is not an existing current Event of Default on the date on which a dividend payment is payable, in which event the Holder entitled to receive such dividend may elect to receive such dividends in cash or additional shares of Series A Preferred.
Beneficial ownership by Holder and Affiliates											4.99%		4.99%
Series A Preferred Stock [Member] | Common Stock [Member]
Stockholders' Deficit (Textual)
Convertible notes											$ 1,146,307
Series B Preferred Stock [Member]
Stockholders' Deficit (Textual)
Series B Preferred stock issued with warrants, shares														7,000
Preferred stock, par value										$ 100.00	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued											8,063		8,063	7,000
Preferred stock, shares outstanding											8,063		8,063	7,000
Convertion preferred stock, Shares										20,000
Proceeds from the issuance of stock														$ 700,000
Accrued for liquidating damages											$ 0		$ 667,313
Warrants associated value											$ 0		$ 51,159
Conversion price											$ 0.30		$ 0.30
Dividend rate											6.00%		6.00%
Dividend, description											Upon the occurrence of an Event of Default as defined below and while such Event of Default is outstanding, such dividend rate shall be increased to 15% per annum on the Series B Stated Value. At the Corporation's option, such dividend payments may be made in (i) cash (ii) additional shares of Series B valued at the Series B Stated Value thereof, in an amount equal to 100% of the cash dividend otherwise payable or (iii) a combination of cash and additional shares of Series B, provided there is not an existing current Event of Default on the date on which a dividend payment is payable, in which event the Holder entitled to receive such dividend may elect to receive such dividends in cash or additional shares of Series B Preferred.		Upon the occurrence of an Event of Default as defined below and while such Event of Default is outstanding, such dividend rate shall be increased to 15% per annum on the Series B Stated Value. At the Corporation's option, such dividend payments may be made in (i) cash (ii) additional shares of Series B valued at the Series B Stated Value thereof, in an amount equal to 100% of the cash dividend otherwise payable or (iii) a combination of cash and additional shares of Series B, provided there is not an existing current Event of Default on the date on which a dividend payment is payable, in which event the Holder entitled to receive such dividend may elect to receive such dividends in cash or additional shares of Series B Preferred.
Beneficial ownership by Holder and Affiliates											4.99%		4.99%
Conversion of interest to series B preferred stock, shares													1,063
Conversion of interest to series B preferred stock											$ 0		$ 108,844
Series D Convertible Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, par value										$ 100.00
Convertion preferred stock, Shares								1,099	2,100,000
Conversion price											$ 0.25		$ 0.25
Beneficial ownership by Holder and Affiliates											4.99%		4.99%
Conversion of common stock to Series D preferred stock, shares											266,325		2,013
Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, shares authorized											20,000,000